LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long term debt gross		$ 2,545	$ 410
Less current portion - product development loan		(298)	(272)
Less accrued interest on product development loan - current		(160)	(138)
Total long-term debt		2,087
Airspan [Member]
Debt Instrument [Line Items]
Long term debt gross	$ 443	2,545
Less current portion - product development loan	(288)	(298)	(272)
Less accrued interest on product development loan - current	(155)	(160)
Total long-term debt		2,087
P P P Loan [Member]
Debt Instrument [Line Items]
Long term debt gross		2,087	0
P P P Loan [Member] | Airspan [Member]
Debt Instrument [Line Items]
Long term debt gross		2,087
Finnish Funding Agency For Technology And Innovation [Member]
Debt Instrument [Line Items]
Long term debt gross		458	$ 410
Finnish Funding Agency For Technology And Innovation [Member] | Airspan [Member]
Debt Instrument [Line Items]
Long term debt gross	$ 443	$ 458